Document And Entity Information	Oct. 06, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Oct. 06, 2022
Entity Registrant Name	NCS Multistage Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38071
Entity Tax Identification Number	46-1527455
Entity Address, Address Line One	19350 State Highway 249
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77070
City Area Code	281
Local Phone Number	453-2222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	NCSM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001692427
Amendment Flag	true
Amendment Description	On October 13, 2022, NCS Multistage Holdings, Inc. (“we,” “us,” “our” or the “Company”) filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Original Form 8-K”) disclosing, among other things, that the Company has appointed Michael Morrison as Chief Financial Officer and Treasurer, effective November 3, 2022. This Form 8-K/A amends the Original Form 8-K to include information about long-term incentive awards to be granted to Mr. Morrison which were approved by the Board of Directors of the Company on October 25, 2022, after the filing of the Original Form 8-K. In connection with Mr. Morrison’s employment with the Company and to cover his long-term incentive awards for the fiscal year 2023, on November 1, 2022, in addition to a sign-on bonus described in the Original Form 8-K, he is to receive a grant of restricted stock units equal to an aggregate value of $87,500 and equivalent stock units equal to an aggregate value of $87,500, with the number of units to be determined based on the 20-day volume-weighted closing price of the Company’s common stock prior to the grant date and which vest in three equal annual installments beginning on the anniversary of the grant date, and performance stock units equal to an aggregate value $175,000, which will settle for between zero and two shares of common stock in the first quarter of 2026, based on achievement of the performance measure over a three-year period, following certification by the Compensation, Nominating and Governance Committee of the performance results.